Summary of Significant Accounting Policies 2 (Details)	7 Months Ended	10 Months Ended	12 Months Ended
	Jul. 31, 2019 USD ($)	Nov. 09, 2018	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 18, 2013
Related Party Transaction [Line Items]
Amortization of dry dock and special survey costs			$ 9,576,000	$ 7,656,000	$ 4,198,000
Accumulated amortization of dry dock and special survey costs			$ 19,210,000	14,750,000
Number of reportable segments			1
Stock based compensation			$ 909,000	$ 1,076,000	$ 57,000
Minimum
Related Party Transaction [Line Items]
Interval between vessel drydockings / special surveys			30 months
Maximum
Related Party Transaction [Line Items]
Interval between vessel drydockings / special surveys			60 months
Management Agreement
Related Party Transaction [Line Items]
Duration of agreement			2 years
Management Agreement | MR2 Product Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings	$ 6,500		$ 6,800
Management Agreement | MR2 Chemical Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings	6,500		6,800
Management Agreement | LR1 Product Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings	7,150		7,230
Management Agreement | VLCC
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings	$ 9,500		9,700
Management Agreement | Per Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings			$ 50
Annual increase in daily management fee			3.00%
Navios Europe I
Related Party Transaction [Line Items]
Number of vessels acquired						10
Navios Europe I | Two LR1 and Three MR1 Product Tankers
Related Party Transaction [Line Items]
Number of vessels acquired			5
Navios Europe I | Management Agreement
Related Party Transaction [Line Items]
Duration of agreement			2 years
Navios Europe I | Management Agreement | MR1 Product Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings			$ 6,800
Navios Europe I | Management Agreement | LR1 Product Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings			7,230
Navios Europe I | Management Agreement | Per Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings			$ 50
Navios Europe I | Management Agreement | Per Vessel | After January 1, 2022
Related Party Transaction [Line Items]
Annual increase in daily management fee			3.00%
Common Stock
Related Party Transaction [Line Items]
Stock issued during period, Restricted stock awards | shares			0	129,269	118,328
Common Stock | Reverse stock split
Related Party Transaction [Line Items]
Reverse stock split, Conversion ratio		15
Directors and/or officers | Restricted Stock
Related Party Transaction [Line Items]
Stock issued during period, Restricted stock awards | shares			0
Directors and/or officers | Share-based awards, 2018 | Restricted Stock
Related Party Transaction [Line Items]
Stock issued during period, Restricted stock awards | shares				129,269
Share-based awards, Weighted average grant date fair value | $ / shares				$ 5.36
Share-based awards, Total fair value on grant date				$ 693,000
Stock based compensation			$ 355,000	12,000	$ 0
Restricted shares outstanding, Non-vested | shares			96,952
Unrecognized cost of unvested share-based awards			$ 326,000
Vesting period			4 years
Unrecognized cost of unvested share-based awards, weighted average period of recognition			3 years
Directors and/or officers | Share-based awards, 2017 | Restricted Stock
Related Party Transaction [Line Items]
Stock issued during period, Restricted stock awards | shares					118,328
Share-based awards, Weighted average grant date fair value | $ / shares					$ 17.7
Share-based awards, Total fair value on grant date					$ 2,094,000
Stock based compensation			$ 554,000	$ 1,064,000	$ 57,000
Restricted shares outstanding, Non-vested | shares			59,162
Unrecognized cost of unvested share-based awards			$ 420,000
Vesting period			4 years
Unrecognized cost of unvested share-based awards, weighted average period of recognition			2 years